27 Right-of-use asset and lease liability (Details 5) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of quantitative information about right-of-use assets [line items]
Commitments from leases and rents	R$ 203,320
Less than 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Commitments from leases and rents	7,328
1 to 5 Years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Commitments from leases and rents	31,843
Over 5 Years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Commitments from leases and rents	R$ 164,149